                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director and Chief Operating Officer
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael F. Goss            Boston, MA                 2/14/07
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, and (vi) general partner of Bain Capital Integral Investors II, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number           Name
         --------------------           -----------------------------
         28-
         [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       8
Form 13F Information Table Entry Total:  10
Form 13F Information Table Value Total:  2,444,940
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No  Form 13F File Number Name
--  -------------------- ----------------------------------------
1         28-11209       Bain Capital VI Coinvestment Fund, L.P.
2         28-11662       Bain Capital VII Coinvestment Fund, LLC
3         28-11661       Bain Capital VII Coinvestment Fund, L.P.
4         28-11264       Bain Capital Fund VI, L.P.
5         28-11659       Bain Capital Integral Investors, LLC
6         28-11188       Bain Capital Partners VI, L.P.
7         28-11660       Bain Capital Partners VII, L.P.
8                        Bain Capital Integral Investors II, L.P.

                         Bain Capital Investors, LLC.
                   Form 13F Information Table as of 12/31/06

Column 1                Column 2    Column 3   Column 4      Column 5  Column 6  Column 7     Column 8
--------             -------------- --------- ----------     -------- ---------- -------- ----------------
                                                                                          Voting Authority
                                              Shares or       Value   Investment  Other   ----------------
Name of Issuer       Title of Class  Cusip    Prn Amount     (x$1000) Discretion Managers Sole Shared None
--------------       -------------- --------- ----------     -------- ---------- -------- ---- ------ ----
BURGER KING HLDGS
  INC                     COM       121208201 32,301,675 SH  681,565     Sole              X
DOMINOS PIZZA INC         COM       25754A201 15,483,091 SH  433,527     Sole              X
ESCHELON TELECOM INC      COM       296290109  3,670,394 SH   72,711     Sole              X
INNOPHOS HOLDINGS
  INC                     COM       45774N108 10,088,040 SH  148,092     Sole              X
SEALY CORP                COM       812139301  1,408,380 SH   20,774     Sole              X
SMTC CORP               COM NEW     832682207    640,368 SH    1,530     Sole              X
TALEO CORP                CL A      87424N104    465,936 SH    6,369     Sole              X
VONAGE HLDGS CORP         COM       92886T201    247,371 SH    1,717     Sole              X
WARNER CHILCOTT
  LIMITED               COM CL A    G9435N108 38,045,414 SH  525,788     Sole              X
WARNER MUSIC GROUP
  CORP                    COM       934550104 24,090,064 SH  552,867     Sole              X

                          Check 126,440,733 2,444,940
                                126,440,733 2,444,940
                                          0         0